Related Party Balances and Transactions (Details) - Schedule of related party transactions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Total	¥ 87,136,490	$ 13,666,968	¥ 86,561,665
Current portion of related party loan	20,000,000	3,136,910	63,876,153
Related party loan – non-current	67,136,490	10,530,058	22,685,512
Loan [Member] | Jie Zhao [Member] | Chairman of Wimi Cayman One [Member]
Related Party Transaction [Line Items]
Total			6,261,665
Loan [Member] | Yang Cui [Member] | Executive director of Beijing WiMi [Member]
Related Party Transaction [Line Items]
Total	16,100,000	2,525,213
Loan [Member] | Shanghai Junei Internet Co. [Member] | Under common control of Jie Zhao [Member]
Related Party Transaction [Line Items]
Total	¥ 71,036,490	$ 11,141,755	¥ 80,300,000